Schedule of detailed information about impact on equity (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets	€ 1,100
Goodwill	4,995	€ 4,859
Total non-current assets	26,778	25,643
Total assets	34,600	32,070
Other payables - long-term	1,833	2,866
Total non-current liabilities	2,081	3,147
Total liabilities	17,024	15,333
Net assets	17,576	16,737
Share premium	243,297	242,004
Foreign currency translation reserve	(1,318)	(1,647)
Retained earnings	(245,607)	(242,227)
Non-controlling interests	5,039	5,111
Total equity	€ 17,576	16,737	€ 15,236
Previously stated [member]
IfrsStatementLineItems [Line Items]
Intangible assets		21,522
Goodwill		6,602
Total non-current assets		29,612
Total assets		36,039
Other payables - long-term		3,067
Total non-current liabilities		3,348
Total liabilities		15,534
Net assets		20,505
Share premium		240,680
Other equity reserve		6,797
Foreign currency translation reserve
Retained earnings		(239,816)
Non-controlling interests		4,343
Total equity		20,505
Currently stated [member]
IfrsStatementLineItems [Line Items]
Intangible assets		19,296
Goodwill		4,859
Total non-current assets		25,643
Total assets		32,070
Other payables - long-term		2,866
Total non-current liabilities		3,147
Total liabilities		15,333
Net assets		16,737
Share premium		242,004
Other equity reserve		4,995
Foreign currency translation reserve		(1,647)
Retained earnings		(242,227)
Non-controlling interests		5,111
Total equity		16,737
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Intangible assets		2,226
Goodwill		1,743
Total non-current assets		3,969
Total assets		3,969
Other payables - long-term		201
Total non-current liabilities		201
Total liabilities		201
Net assets		3,768
Share premium		1,324
Other equity reserve		(1,802)
Foreign currency translation reserve		(1,647)
Retained earnings		(2,411)
Non-controlling interests		768
Total equity		€ (3,768)